Mezzanine Equity And Stockholders' Equity (Deficit) - Summary of Option Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of options, outstanding, beginning balance	2,235,313
Number of options, granted	1,504,638
Number of options, exercised	(21,158)
Number of options, expired/cancelled	(2,029,028)
Number of options, outstanding, ending balance	1,689,765	2,235,313
Number of options, vested/exercisable, ending balance	283,438
Weighted average exercise price, outstanding, beginning balance	$ 2.12
Weighted average exercise price granted	2.92
Weighted average exercise price, exercised	1.94
Weighted average exercise price, expired/cancelled	2.21
Weighted average exercise price, outstanding, ending balance	2.72	$ 2.12
Weighted average exercise price, vested/exercisable, ending balance	$ 2.06
Options outstanding, weighted average remaining life in years	9 years	8 years 25 days
Options vested/exercisable, Weighted average remaining life in years	6 years 2 months 4 days
Aggregate intrinsic value, options outstanding, beginning balance	$ 1,083,492
Aggregate intrinsic value, options outstanding, ending balance	1,850,397	$ 1,083,492
Aggregate intrinsic value, Options vested/exercisable	$ 496,063